Loss for the Period	6 Months Ended
Dec. 31, 2020
Loss for the Period [Abstract]
Loss for the period

7	Loss for the period

	31 December 2020 A$	31 December 2019 A$
Loss before income tax has been determined after:

General and administration expenses
Depreciation on fixed assets	12,417	14,390
Depreciation on leased assets	23,215	42,827
Employee expenses (non R&D related)	376,220	286,064
Consultant and director expenses	537,310	371,559
Audit, internal control and other assurance expenses	115,798	120,604
Corporate compliance expenses	372,697	194,569
Office rental	66,664	30,317
Other administrative and office expenses	332,784	358,599
Insurance expenses	258,582	329,057
Share-based payment expenses	1,577,720	-
	3,673,407	1,747,986

Research and development expenses
Employee expenses	1,072,468	1,356,509
Other research and development expenses[1]	4,734,373	4,390,525
	5,806,841	5,747,034

Other losses and gains
Foreign exchange loss / (gain)	852,232	(127,825)
	852,232	(127,825)

(1)	Other research and development expenses mainly consist of expenses paid for contracted research and development activities conducted by third parties on behalf of the Company.